UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund:  BlackRock Funds

BlackRock Alternative Capital Strategies Fund

BlackRock Emerging Markets Equity Strategies Fund

iShares Short-Term TIPS Bond Index Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East

            52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Alternative Capital Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 8.6%

Aerospace & Defense — 0.2%
Lockheed Martin Corp.	138	$46,634

Beverages — 0.4%
Coca-Cola European Partners PLC	1,364	56,824
PepsiCo, Inc.	494	53,920

		110,744
Biotechnology — 0.2%
AbbVie, Inc.	534	50,543

Chemicals — 0.2%
Monsanto Co.	441	51,460
Trinseo SA	173	12,811

		64,271
Commercial Services & Supplies — 0.1%
Republic Services, Inc.	596	39,473

Communications Equipment — 0.1%
Motorola Solutions, Inc.	340	35,802

Containers & Packaging — 0.0%
Bemis Co., Inc.	301	13,100

Distributors — 0.1%
Genuine Parts Co.	424	38,092

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	1,315	46,880
Verizon Communications, Inc.	753	36,008

		82,888
Electric Utilities — 1.6%
Avangrid, Inc.	1,102	56,334
Duke Energy Corp.	623	48,264
Eversource Energy	627	36,943
NextEra Energy, Inc.	374	61,085
Pinnacle West Capital Corp.	654	52,189
Portland General Electric Co.	1,166	47,235
PPL Corp.	803	22,717
Southern Co.	785	35,058
Westar Energy, Inc.	1,024	53,852
Xcel Energy, Inc.	1,200	54,576

		468,253
Food & Staples Retailing — 0.1%
Sysco Corp.	535	32,079

Food Products — 1.0%
Campbell Soup Co.	555	24,037
Conagra Brands, Inc.	1,152	42,486
Flowers Foods, Inc.	625	13,662
General Mills, Inc.	849	38,256
Hershey Co.	503	49,777
J.M. Smucker Co.	160	19,842
Kellogg Co.	720	46,807
McCormick & Co., Inc.	189	20,108

Security	Shares	Value
Food Products (continued)
Pinnacle Foods, Inc.	930	$50,313

		305,288
Gas Utilities — 0.2%
WGL Holdings, Inc.	630	52,700

Hotels, Restaurants & Leisure — 0.1%
Cracker Barrel Old Country Store, Inc.	82	13,055
Six Flags Entertainment Corp.	209	13,012

		26,067
Household Products — 0.8%
Clorox Co.	454	60,432
Colgate-Palmolive Co.	703	50,391
Energizer Holdings, Inc.	1,011	60,235
Kimberly-Clark Corp.	211	23,237
Procter & Gamble Co.	613	48,599

		242,894
IT Services — 0.4%
Automatic Data Processing, Inc.	117	13,277
International Business Machines Corp.	84	12,888
Paychex, Inc.	874	53,830
Sabre Corp.	2,274	48,777

		128,772
Media — 0.2%
Omnicom Group, Inc.	632	45,927

Multi-Utilities — 1.3%
Alliant Energy Corp.	641	26,191
Ameren Corp.	630	35,677
CMS Energy Corp.	919	41,621
Consolidated Edison, Inc.	717	55,883
Dominion Energy, Inc.	713	48,078
DTE Energy Co.	491	51,260
NiSource, Inc.	2,235	53,439
Public Service Enterprise Group, Inc.	279	14,017
Vectren Corp.	216	13,807
WEC Energy Group, Inc.	859	53,859

		393,832
Oil, Gas & Consumable Fuels — 0.4%
EQT Midstream Partners LP	349	20,602
Magellan Midstream Partners LP	652	38,044
MPLX LP	1,510	49,890

		108,536
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	221	13,978
Eli Lilly & Co.	321	24,836
Johnson & Johnson	428	54,848
Merck & Co., Inc.	657	35,787

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	1,603	$56,891

		186,340
Real Estate Investment Trusts (REITs) — 0.3%
Apple Hospitality REIT, Inc.	3,052	53,624
Lamar Advertising Co., Class A	210	13,368
MGM Growth Properties LLC, Class A	852	22,612
WP Carey, Inc.	221	13,700

		103,304
Technology Hardware, Storage & Peripherals — 0.0%
Hewlett Packard Enterprise Co.	838	14,699

Textiles, Apparel & Luxury Goods — 0.0%
Tapestry, Inc.	259	13,626

Total Common Stocks — 8.6% (Cost — $2,546,050)		2,603,864

	Par (000)
Asset-Backed Securities — 18.6%

Asset-Backed Securities — 18.6%
AmeriCredit Automobile Receivables Trust, Class D:
Series 2014-4, 3.07%, 11/09/20	$100	100,404
Series 2017-3, 3.18%, 07/18/23	150	148,067
AVANT Loans Funding Trust(a):
Series 2016-B, Class B, 7.80%, 09/15/20	31	31,038
Series 2017-B, Class A, 2.29%, 06/15/20	94	93,525
CLUB Credit Trust, Class A(a):
Series 2017-P2, 2.61%, 01/15/24	129	128,676
Series 2018-NP1, 2.99%, 05/15/24	100	99,996
Conn Funding II LP, Series 2017-B, Class A, 2.73%, 07/15/20(a)	63	62,540
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class A, 2.55%, 01/16/24(a)	78	77,760
Drive Auto Receivables Trust:
Series 2015-BA, Class C, 2.76%, 07/15/21(a)	22	22,477
Series 2016-BA, Class B, 2.56%, 06/15/20(a)	10	9,975
Series 2016-BA, Class C, 2.61%, 08/16/21(a)	200	199,841
Series 2016-BA, Class C, 3.19%, 07/15/22(a)	250	250,635
Series 2016-CA, Class B, 2.37%, 11/16/20(a)	78	78,562
Series 2016-CA, Class C, 3.02%, 11/15/21(a)	100	100,156

Security	Par (000)	Value
Asset-Backed Securities (continued)
Drive Auto Receivables Trust (continued):
Series 2017-1, Class B, 2.36%, 03/15/21	$110	$109,696
Series 2017-1, Class C, 2.84%, 04/15/22	150	149,875
Series 2017-1, Class D, 3.84%, 03/15/23	150	151,414
Series 2017-2, Class B, 2.25%, 06/15/21	40	39,898
Series 2017-2, Class C, 2.75%, 09/15/23	110	109,383
Series 2017-3, Class B, 2.30%, 05/17/21	160	159,289
Series 2017-3, Class C, 2.80%, 07/15/22	100	99,689
Series 2017-3, Class D, 3.53%, 12/15/23(a)	100	100,006
Series 2017-AA, Class C, 2.98%, 01/18/22(a)	90	90,029
Series 2017-BA, Class D, 3.72%, 10/17/22(a)	150	151,172
Series 2018-1, Class C, 3.22%, 03/15/23	110	109,884
Exeter Automobile Receivables Trust(a):
Series 2015-1A, Class C, 4.10%, 12/15/20	40	40,345
Series 2017-2A, Class A, 2.11%, 06/15/21	46	46,317
Marlette Funding Trust, Class A(a):
Series 2017-1A, 2.83%, 03/15/24	41	40,609
Series 2017-2A, 2.39%, 07/15/24	53	52,831
National Collegiate Student Loan Trust(c):
Series 2006-1, Class A4, (1 mo. LIBOR US + 0.25%), 1.87%, 03/27/28	30	30,132
Series 2006-2, Class A3, (1 mo. LIBOR US + 0.21%), 1.83%, 11/25/27	36	35,931
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 01/15/21(a)	15	14,701

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities (continued)
OneMain Financial Issuance Trust, Class A(a):
Series 2015-1A, 3.19%, 03/18/26	$80	$80,430
Series 2015-2A, 2.57%, 07/18/25	27	27,009
Series 2016-2A, 4.10%, 03/20/28	143	143,719
Prosper Marketplace Issuance Trust, Series 2018-1A, Class A, 3.11%, 06/17/24(a)	100	99,992
Residential Asset Mortgage Trust, Series 2005-EFC4, Class M2, (1 mo. LIBOR US + 0.44%), 2.31%, 09/25/35(c)	22	21,945
Santander Drive Auto Receivables Trust:
Series 2014-1, Class D, 2.91%, 04/15/20	89	89,131
Series 2014-3, Class D, 2.65%, 08/17/20	100	100,043
Series 2014-4, Class D, 3.10%, 11/16/20	100	100,234
Series 2014-5, Class C, 2.46%, 06/15/20	45	45,360
Series 2015-1, Class D, 3.24%, 04/15/21	150	150,714
Series 2015-2, Class D, 3.02%, 04/15/21	150	150,455
Series 2016-1, Class C, 3.09%, 04/15/22	110	110,298
Series 2017-1, Class B, 2.10%, 06/15/21	100	99,540
Series 2017-2, Class B, 2.21%, 10/15/21	120	119,311
Series 2017-2, Class C, 2.79%, 08/15/22	120	119,514
SLM Private Education Loan Trust, Series 2011-B, Class A2, 3.74%, 02/15/29(a)	67	67,377
SoFi Consumer Loan Program LLC, Class A(a):
Series 2016-2A, 3.09%, 10/27/25	43	43,101
Series 2016-3, 3.05%, 12/26/25	49	49,359
Series 2017-1, 3.28%, 01/26/26	112	112,201
Series 2017-3, 2.77%, 05/25/26	67	66,079
SoFi Consumer Loan Program Trust(a):
Series 2015-1, Class A, 3.28%, 09/15/23	44	44,213
Series 2018-1, Class A1, 2.55%, 02/25/27	122	121,376
Series 2018-1, Class A2, 3.14%, 02/25/27	120	119,345
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24(a)	88	88,358

Security	Par (000)	Value
Asset-Backed Securities (continued)
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1, 2.53%, 11/16/48(a)	$100	$99,781
Sunset Mortgage Loan Co. LLC, Series 2016-NPL1, Class A, 3.84%, 07/16/47(a)(b)	45	44,702
VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.50%, 02/25/47(a)	45	44,835
VOLT LIX LLC, Series 2017-NPL6, Class A1, 3.25%, 05/25/47(a)	90	89,215
VOLT LV LLC, Series 2017-NPL2, Class A1, 3.50%, 03/25/47(a)	71	71,378
VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.38%, 04/25/47(a)	73	72,690
VOLT LVIII LLC, Series 2017-NPL5, Class A1, 3.38%, 05/28/47(a)	57	56,660
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 06/26/45(a)	40	40,399

Total Asset-Backed Securities — 18.6% (Cost — $5,643,604)		5,623,617

Corporate Bonds — 42.0%

Aerospace & Defense — 1.2%
Bombardier, Inc., 7.50%, 12/01/24(a)	50	51,750
General Dynamics Corp., 2.38%, 11/15/24	50	47,384
L3 Technologies, Inc.:
5.20%, 10/15/19	50	51,541
3.95%, 05/28/24	18	18,106
Northrop Grumman Corp., 2.55%, 10/15/22	100	96,910
TransDigm, Inc., 6.38%, 06/15/26	100	100,750

		366,441
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.50%, 06/15/22(a)	10	10,313

Airlines — 0.4%
American Airlines Group, Inc., 4.63%, 03/01/20(a)	10	10,075
Delta Air Lines, Inc., 2.60%, 12/04/20	25	24,530
United Continental Holdings, Inc., 5.00%, 02/01/24	100	98,875

		133,480
Auto Components — 2.1%
Allison Transmission, Inc., 5.00%, 10/01/24(a)	50	49,562
Ford Motor Credit Co. LLC(3 mo. LIBOR US + 1.00%), 2.70%, 01/09/20(c)	200	201,566
General Motors Co., 4.00%, 04/01/25	50	49,427

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

Security	Par (000)	Value
Auto Components (continued)
General Motors Financial Co., Inc.:
(3 mo. LIBOR US + 0.93%), 2.65%, 04/13/20(c)	$100	$100,940
3.25%, 01/05/23	50	48,813
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.88%, 02/01/22	100	100,250
6.38%, 12/15/25	50	50,250
Lear Corp., 3.80%, 09/15/27	25	23,991

		624,799
Auto Parts — 0.1%
TPC Group, Inc., 8.75%, 12/15/20(a)	25	25,118

Banks — 2.6%
Capital One Financial Corp.:
2.40%, 10/30/20	85	83,317
3.20%, 01/30/23	50	48,797
3.30%, 10/30/24	100	96,394
CIT Group, Inc., 3.88%, 02/19/19	35	35,210
Credit Suisse AG, New York, 5.40%, 01/14/20	75	77,683
HSBC Holdings PLC, 4.00%, 03/30/22	50	51,211
HSBC USA, Inc., 3.50%, 06/23/24	100	99,582
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23	100	106,528
SunTrust Bank, 2.59%, 01/29/21(d)	50	49,667
Wells Fargo & Co.:
3.00%, 01/22/21	50	49,750
2.10%, 07/26/21	100	96,572

		794,711
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 01/12/24(e)	25	25,175

Biotechnology — 0.3%
Celgene Corp., 2.25%, 08/15/21	100	96,716

Building Materials — 0.2%
Eagle Materials, Inc., 4.50%, 08/01/26	50	50,550
Summit Materials LLC, 6.13%, 07/15/23	10	10,200

		60,750
Building Products — 0.2%
Louisiana-Pacific Corp., 4.88%, 09/15/24	25	25,063

Security	Par (000)	Value
Building Products (continued)
Standard Industries, Inc., 5.38%, 11/15/24(a)	$35	$35,437

		60,500
Capital Markets — 2.7%
Brookfield Finance, Inc., 3.90%, 01/25/28	50	48,526
Goldman Sachs Group, Inc.:
(3 mo. LIBOR US + 0.80%), 2.89%, 12/13/19(c)	100	100,611
5.25%, 07/27/21	50	52,957
3.75%, 05/22/25	75	74,241
3.27%, 09/29/25(d)	25	24,066
3.75%, 02/25/26	75	73,690
3.50%, 11/16/26	35	33,720
Jefferies Group LLC, 4.85%, 01/15/27	45	46,018
Morgan Stanley:
2.65%, 01/27/20	50	49,692
2.63%, 11/17/21	50	48,816
2.75%, 05/19/22	50	48,761
4.88%, 11/01/22	25	26,197
3.70%, 10/23/24	25	24,878
3.88%, 01/27/26	50	49,957
3.13%, 07/27/26	90	85,170
TD Ameritrade Holding Corp., 3.30%, 04/01/27	25	24,388

		811,688
Chemicals — 0.6%
Ashland, Inc., 4.75%, 08/15/22	35	35,525
Monsanto Co., 2.20%, 07/15/22	50	47,617
Olin Corp., 5.13%, 09/15/27	50	49,313
PolyOne Corp., 5.25%, 03/15/23	35	35,875

		168,330
Commercial Services & Supplies — 0.3%
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(a)	85	82,450

Communications Equipment — 1.0%
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 07/01/22(a)	100	112,500
Juniper Networks, Inc., 3.30%, 06/15/20	50	50,022
Motorola Solutions, Inc., 4.00%, 09/01/24	54	53,943
Plantronics, Inc., 5.50%, 05/31/23(a)	50	49,565

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

Security	Par (000)	Value
Communications Equipment (continued)
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 05/15/25	$30	$31,050

		297,080
Construction & Engineering — 0.2%
AECOM, 5.13%, 03/15/27	50	48,160

Construction Materials — 0.1%
American Tire Distributors, Inc., 10.25%, 03/01/22(a)	30	30,637

Consumer Finance — 1.5%
Ally Financial, Inc., 5.13%, 09/30/24	25	25,531
American Express Co.:
2.50%, 08/01/22	50	48,230
3.40%, 02/27/23	50	49,831
Capital One Financial Corp., 2.50%, 05/12/20	35	34,453
MasterCard, Inc.:
2.95%, 11/21/26	80	77,450
3.50%, 02/26/28	30	30,260
Navient Corp.:
5.00%, 10/26/20	15	15,094
6.63%, 07/26/21	25	25,969
6.13%, 03/25/24	50	49,812
Synchrony Financial, 2.60%, 01/15/19	25	24,944
Visa, Inc.:
3.15%, 12/14/25	40	39,232
2.75%, 09/15/27	25	23,572

		444,378
Containers & Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23	15	14,625
BWAY Holding Co., 5.50%, 04/15/24(a)	25	25,156
Clearwater Paper Corp., 5.38%, 02/01/25(a)	35	33,250

		73,031
Diversified Consumer Services — 0.2%
Garda World Security Corp., 8.75%, 05/15/25(a)	45	47,137
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)	25	24,188

		71,325
Diversified Financial Services — 6.0%
Air Lease Corp., 2.75%, 01/15/23	100	96,547
Aircastle Ltd., 5.13%, 03/15/21	35	35,875
Ares Capital Corp., 3.50%, 02/10/23	50	48,580
Bank of America Corp.:
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(f)	50	48,959
3.00%, 12/20/23(a)(d)	53	51,985

Security	Par (000)	Value
Diversified Financial Services (continued)
Bank of America Corp. (continued):
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(f)	$50	$49,397
3.42%, 12/20/28(a)(d)	54	51,726
Citigroup, Inc.:
2.45%, 01/10/20	35	34,675
4.50%, 01/14/22	50	51,957
2.75%, 04/25/22	100	97,411
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(f)	100	97,306
Deutsche Bank AG:
3.30%, 11/16/22	100	97,206
3.95%, 02/27/23	100	99,716
General Motors Financial Co., Inc.:
2.40%, 05/09/19	35	34,824
3.50%, 07/10/19	35	35,181
4.20%, 03/01/21	50	50,947
3.45%, 04/10/22	50	49,589
Intercontinental Exchange, Inc., 3.75%, 12/01/25	25	25,463
JPMorgan Chase & Co.:
2.55%, 03/01/21	50	49,197
4.63%, 05/10/21	50	52,119
2.40%, 06/07/21	50	48,806
2.97%, 01/15/23	100	98,087
3.88%, 09/10/24	25	24,958
3.13%, 01/23/25	50	48,211
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(f)	50	48,740
3.30%, 04/01/26	50	48,351
Mitsubishi UFJ Financial Group, Inc., 3.46%, 03/02/23	50	49,907
Morgan Stanley, 3.13%, 01/23/23	50	49,285
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 06/01/22	50	51,187
ORIX Corp., 2.90%, 07/18/22	25	24,446
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	25	24,719
Sumitomo Mitsui Financial Group, Inc., 3.10%, 01/17/23	100	98,363
WMG Acquisition Corp., 5.00%, 08/01/23(a)	25	25,031

		1,798,751
Diversified Telecommunication Services — 0.8%
AT&T, Inc.:
3.20%, 03/01/22	40	39,788
2.85%, 02/14/23	30	30,139
3.40%, 08/14/24	45	45,328
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	25	25,108

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

Security	Par (000)	Value
Diversified Telecommunication Services (continued)
CenturyLink, Inc., Series S, 6.45%, 06/15/21	$50	$51,000
Verizon Communications, Inc., 3.38%, 02/15/25	53	52,094

		243,457
Electric Utilities — 0.8%
Dominion Resources, Inc., Series B, 2.75%, 01/15/22	50	48,709
Duke Energy Corp., 3.05%, 08/15/22	50	49,278
Exelon Generation Co. LLC, 4.00%, 10/01/20	25	25,400
PSEG Power LLC, 3.00%, 06/15/21	100	99,643
Talen Energy Supply LLC, 6.50%, 06/01/25	15	10,575

		233,605
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	50	52,140
Fortive Corp., 1.80%, 06/15/19	30	29,639

		81,779
Energy Equipment & Services — 0.3%
Transocean, Inc.:
5.80%, 10/15/22	25	24,000
9.00%, 07/15/23(a)	50	53,187
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26(a)	25	25,375

		102,562
Food & Staples Retailing — 0.3%
Lamb Weston Holdings, Inc., 4.88%, 11/01/26(a)	100	99,125

Gas Utilities — 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24	50	48,125

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories:
2.90%, 11/30/21	50	49,471
3.40%, 11/30/23	100	99,019
Becton Dickinson & Co., 2.89%, 06/06/22	30	29,108
Boston Scientific Corp.:
2.85%, 05/15/20	50	49,675
3.38%, 05/15/22	50	49,842
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(a)	50	50,125

Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Hill-Rom Holdings, Inc., 5.00%, 02/15/25(a)	$50	$49,562
Teleflex, Inc., 4.88%, 06/01/26	25	24,750

		401,552
Health Care Providers & Services — 1.3%
Anthem, Inc.:
2.95%, 12/01/22	25	24,327
4.10%, 03/01/28	35	34,975
Centene Corp., 5.63%, 02/15/21	30	30,825
HCA, Inc.:
3.75%, 03/15/19	35	35,133
5.00%, 03/15/24	50	50,500
5.25%, 06/15/26	150	151,950
Humana, Inc., 2.50%, 12/15/20	30	29,425
UnitedHealth Group, Inc., 3.10%, 03/15/26	50	48,434

		405,569
Hotels, Restaurants & Leisure — 1.4%
Burger King/New Red Finance, Inc., 4.63%, 01/15/22(a)	35	35,088
Darden Restaurants, Inc., 3.85%, 05/01/27	35	34,623
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20	35	35,635
Golden Nugget, Inc., 6.75%, 10/15/24(a)	50	50,250
International Game Technology PLC, 6.50%, 02/15/25(a)	200	214,250
McDonald’s Corp., 3.38%, 05/26/25	50	49,443
Scientific Games International, Inc., 10.00%, 12/01/22	15	16,153

		435,442
Household Durables — 0.1%
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 04/01/25(a)	25	25,281

Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp., 5.25%, 06/01/26(a)	35	33,775
NRG Energy, Inc., 6.63%, 01/15/27	100	102,250

		136,025
Insurance — 0.8%
Aflac, Inc., 4.00%, 02/15/22	50	51,153
Allstate Corp., 3.28%, 12/15/26	25	24,308
CNA Financial Corp., 3.45%, 08/15/27	35	33,259
CNO Financial Group, Inc., 4.50%, 05/30/20	10	10,062

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

Security	Par (000)	Value
Insurance (continued)
HUB International Ltd., 7.88%, 10/01/21(a)	$25	$25,875
Radian Group, Inc., 5.25%, 06/15/20	44	45,375
Trinity Acquisition PLC, 3.50%, 09/15/21	50	49,933

		239,965
Internet & Direct Marketing Retail — 0.1%
Expedia Group, Inc., 4.50%, 08/15/24	25	25,278

Internet Software & Services — 0.6%
Booking Holdings, Inc., 3.60%, 06/01/26	50	49,120
eBay, Inc., 2.75%, 01/30/23	50	48,278
VeriSign, Inc.:
4.63%, 05/01/23	35	34,946
4.75%, 07/15/27	50	47,875

		180,219
IT Services — 0.3%
DXC Technology Co., 4.75%, 04/15/27	50	51,871
Verisk Analytics, Inc., 4.00%, 06/15/25	50	50,320

		102,191
Media — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	50	50,141
4.91%, 07/23/25	100	102,191
3.75%, 02/15/28	50	45,947
CSC Holdings LLC, 5.25%, 06/01/24	50	47,562
DISH DBS Corp.:
5.88%, 11/15/24	25	22,281
7.75%, 07/01/26	100	93,775
Hughes Satellite Systems Corp.:
5.25%, 08/01/26	35	34,300
6.63%, 08/01/26	55	54,725
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(a)	25	26,281
Sirius XM Radio, Inc.(a):
5.38%, 04/15/25	35	34,737
5.38%, 07/15/26	50	49,375
5.00%, 08/01/27	100	94,000
Time Warner Cable, Inc., 4.00%, 09/01/21	20	20,080
Univision Communications, Inc., 5.13%, 02/15/25(a)	15	13,988

		689,383
Metals & Mining — 1.1%
Aleris International, Inc., 7.88%, 11/01/20	13	12,805

Security	Par (000)	Value
Metals & Mining (continued)
ArcelorMittal, 7.25%, 10/15/39	$25	$29,562
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(a)	25	25,938
Cleveland-Cliffs, Inc., 5.75%, 03/01/25(a)	25	23,875
Freeport-McMoRan, Inc.:
3.55%, 03/01/22	50	48,375
3.88%, 03/15/23	50	48,320
Kinross Gold Corp., 5.95%, 03/15/24	50	53,725
Teck Resources Ltd., 6.25%, 07/15/41	25	26,500
United States Steel Corp.:
8.38%, 07/01/21(a)	20	21,514
6.25%, 03/15/26	30	29,925

		320,539
Multi-Utilities — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.63%, 05/20/24	45	44,719
5.50%, 05/20/25	50	48,250
National Fuel Gas Co., 3.95%, 09/15/27	40	38,788

		131,757
Office Supplies & Equipment — 0.1%
VMware, Inc., 2.95%, 08/21/22	40	38,334

Oil, Gas & Consumable Fuels — 3.3%
Andeavor, 5.13%, 12/15/26	50	52,801
BP Capital Markets PLC, 2.52%, 09/19/22	35	33,982
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	150	156,938
Concho Resources, Inc., 3.75%, 10/01/27	100	97,779
Energy Transfer Equity LP, 4.25%, 03/15/23	45	43,650
Kinder Morgan, Inc., 3.05%, 12/01/19	25	24,935
MPLX LP, 4.88%, 06/01/25	50	52,208
Murphy Oil Corp., 5.75%, 08/15/25	100	98,500
ONEOK, Inc., 7.50%, 09/01/23	50	58,271
PBF Holding Co. LLC/ PBF Finance Corp., 7.25%, 06/15/25	100	103,875
Phillips 66, 3.90%, 03/15/28	50	49,819
Rowan Cos., Inc., 7.38%, 06/15/25	50	46,875
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	100	107,638
Williams Partners LP, 4.30%, 03/04/24	50	50,683

7

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc., 7.50%, 08/01/20	$11	$11,770

		989,724
Personal Products — 0.2%
Avon International Operations, Inc., 7.88%, 08/15/22(a)	50	51,125

Pharmaceuticals — 0.9%
AbbVie, Inc., 2.30%, 05/14/21	25	24,370
CVS Health Corp.:
3.35%, 03/09/21	80	80,435
3.70%, 03/09/23	70	70,380
Laboratory Corp. of America Holdings, 2.50%, 11/01/18	50	49,958
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	50	49,175

		274,318
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 3.50%, 01/31/23	25	24,857
Digital Realty Trust, Inc., 3.40%, 10/01/20	50	50,300

		75,157
Real Estate Management & Development — 0.1%
Howard Hughes Corp., 5.38%, 03/15/25(a)	25	24,688

Road & Rail — 0.5%
Kenan Advantage Group, Inc., 7.88%, 07/31/23(a)	15	15,375
United Rentals North America, Inc., 4.88%, 01/15/28	150	144,750

		160,125
Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc., 2.50%, 12/05/21	25	24,347
Applied Materials, Inc., 3.30%, 04/01/27	30	29,478
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20	75	73,954
3.00%, 01/15/22	75	73,593
3.63%, 01/15/24	40	39,349
NVIDIA Corp., 3.20%, 09/16/26	50	48,194

		288,915
Software — 0.4%
BMC Software Finance, Inc., 8.13%, 07/15/21(a)	15	14,981
CA, Inc., 3.60%, 08/15/22	25	25,221
Citrix Systems, Inc., 4.50%, 12/01/27	50	49,671

Security	Par (000)	Value
Software (continued)
Infor US, Inc., 6.50%, 05/15/22	$30	$30,525

		120,398
Specialty Retail — 0.2%
Tapestry, Inc., 3.00%, 07/15/22	50	48,317

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc., 3.35%, 02/09/27	65	64,214
Seagate HDD Cayman, 4.25%, 03/01/22(a)	40	39,557

		103,771
Thrifts & Mortgage Finance — 0.0%
Quicken Loans, Inc., 5.75%, 05/01/25(a)	15	14,963

Tobacco — 0.7%
Alliance One International, Inc., 9.88%, 07/15/21	25	24,250
Altria Group, Inc., 4.00%, 01/31/24	50	51,095
BAT Capital Corp., 2.76%, 08/15/22(a)	75	72,543
Philip Morris International, Inc., 3.25%, 11/10/24	25	24,448
Vector Group Ltd., 6.13%, 02/01/25(a)	35	35,000

		207,336
Wireless Telecommunication Services — 1.2%
American Tower Corp.:
3.30%, 02/15/21	50	49,988
3.55%, 07/15/27	80	75,693
Crown Castle International Corp., 3.20%, 09/01/24	30	28,764
Frontier Communications Corp., 8.50%, 04/01/26(a)	25	24,188
Sprint Communications, Inc., 6.00%, 11/15/22	25	24,531
Sprint Corp., 7.88%, 09/15/23	25	25,500
T-Mobile USA, Inc.:
6.63%, 04/01/23	50	51,656
6.38%, 03/01/25	50	52,250
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, 04/15/23(a)	15	14,438

		347,008

Total Corporate Bonds — 42.0% (Cost — $12,785,732)		12,669,866

8

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

Security	Par (000)	Value
U.S. Government Sponsored Agency Securities — 39.6%

Collateralized Mortgage Obligations — 10.1%
Fannie Mae Connecticut Avenue Securities:
Series 2018-C02, Class 2M1, 2.52%, 08/25/30(d)	$136	$135,708
Series 2017-C06, Class 1M1, 2.62%, 02/25/30(d)	45	44,749
Series 2017-C04, Class 2M1, (1 mo. LIBOR US + 0.85%), 2.72%, 11/25/29(c)	93	93,377
Series 2017-C01, Class 1M1, (1 mo. LIBOR US + 1.30%), 3.17%, 07/25/29(c)	78	78,918
Series 2016-C05, Class 2M1, (1 mo. LIBOR US + 1.35%), 3.22%, 01/25/29(c)	43	43,111
Series 2016-C04, Class 1M1, (1 mo. LIBOR US + 1.45%), 3.32%, 01/25/29(c)	95	95,934
Series 2016-C03, Class 2M1, (1 mo. LIBOR US + 2.20%), 4.07%, 10/25/28(c)	31	30,901
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 4.07%, 01/25/30(c)	100	103,250
Series 2018-C02, Class 2M2, 4.07%, 08/25/30(d)	125	125,676
Series 2017-C07, Class 1M2, 4.27%, 05/25/30(d)	100	101,483
Series 2017-C07, Class 2M2A, 4.37%, 05/25/30(d)	100	103,059
Series 2017-C07, Class 2M2, 4.37%, 05/25/30(d)	100	101,548
Series 2014-C02, Class 2M2, (1 mo. LIBOR US + 2.60%), 4.47%, 05/25/24(c)	132	140,125
Series 2017-C06, Class 1M2, 4.52%, 02/25/30(d)	100	102,776
Series 2017-C06, Class 2M2, 4.67%, 02/25/30(d)	100	103,446
Series 2014-C03, Class 2M2, (1 mo. LIBOR US + 2.90%), 4.77%, 07/25/24(c)	164	174,726
Series 2015-C02, Class 1M2, (1 mo. LIBOR US + 4.00%), 5.87%, 05/25/25(c)	76	82,938
Series 2015-C02, Class 2M2, (1 mo. LIBOR US + 4.00%), 5.87%, 05/25/25(c)	73	78,741

Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (continued):
Series 2015-C01, Class 1M2, (1 mo. LIBOR US + 4.30%), 6.17%, 02/25/25(c)	$73	$80,114
Series 2014-C01, Class M2, (1 mo. LIBOR US + 4.40%), 6.27%, 01/25/24(c)	100	114,157
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 6.32%, 01/25/29(c)	150	167,698
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 4.90%), 6.77%, 11/25/24(c)	35	40,306
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 5.00%), 6.87%, 11/25/24(c)	94	105,556
Series 2015-C03, Class 1M2, (1 mo. LIBOR US + 5.00%), 6.87%, 07/25/25(c)	82	93,133
Series 2015-C04, Class 1M2, (1 mo. LIBOR US + 5.70%), 7.57%, 04/25/28(c)	90	104,550
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.37%, 03/25/30(d)	250	256,261
Series 2018-DNA1, Class B1, 5.02%, 07/25/30(d)	75	71,796
Series 2015-DN1, Class M3, (1 mo. LIBOR US + 4.15%), 6.02%, 01/25/25(c)	233	251,995

		3,026,032
Mortgage-Backed Securities — 29.5%
Fannie Mae Mortgage-Backed Securities:
3.00%, 4/01/48(g)	271	264,554
3.50%, 11/01/45 - 10/01/47	1,177	1,180,537
4.00%, 04/01/33 - 04/01/48(g)	958	984,649
4.50%, 04/01/33 - 04/01/48(g)	1,019	1,065,768
5.00%, 02/01/41 - 04/01/48(g)	791	844,778
5.50%, 4/01/48(g)	300	326,016
Freddie Mac Mortgage-Backed Securities(g):
3.00%, 4/01/48	85	82,875
3.50%, 04/01/33 - 04/01/48	668	672,901
4.00%, 04/01/33 - 04/01/48	622	639,771
4.50%, 05/01/42 - 04/01/48	577	604,944
Ginnie Mae Mortgage-Backed Securities(g):
3.00%, 4/01/48	90	88,543
3.50%, 07/20/46 - 04/01/48	823	831,843

9

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued):(g)
4.00%, 11/20/46 - 04/01/48	$650	$668,100
4.50%, 04/01/48	450	468,242
5.00%, 4/01/48	175	184,078

		8,907,599

Total U.S. Government Sponsored Agency Securities — 39.6% (Cost — $11,918,087)		11,933,631

Total Long-Term Investments — 108.8% (Cost — $32,893,473)		32,830,978

Security	Shares	Value
Short-Term Securities — 6.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.58%(h)(i)	2,083,742	$2,083,742

Total Short-Term Securities — 6.9% (Cost — $2,083,742)		2,083,742

Total Investments Before TBA Sale Commitments — 115.7% (Cost — $34,977,215)		34,914,720

	Par (000)
TBA Sale Commitments — (1.0)%

Mortgage-Backed Securities — (1.0)%
Fannie Mae Mortgage-Backed Securities(g):
3.50%, 04/01/33 - 04/01/48	$234	(237,364)
4.00%, 04/01/48	53	(54,388)
Freddie Mac Mortgage-Backed Securities, 4.50%, 04/01/33(g)	25	(25,116)

Total TBA Sale Commitments — (1.0)% (Proceeds — $315,891)		(316,868)

Total Investments, Net of TBA Sale Commitments — 114.7% (Cost — $34,661,324)		34,597,852
Liabilities in Excess of Other Assets — (14.7)%		(4,421,168)

Net Assets — 100.0%		$30,176,684

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	When-issued security.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Represents or includes a TBA transaction.
(h)	Annualized 7-day yield as of period end.
(i)	During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,004,163	1,079,579	2,083,742	$2,083,742	$4,444	$—	$—

10

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

OTC	Over-the-Counter
REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Euro Bund	4	06/07/18	$785	$2,248
Euro OAT	3	06/07/18	571	7,589
Long Term Euro BTP	1	06/07/18	171	1,045
10-Year Australian Treasury Bonds	6	06/15/18	597	9,350
10-Year U.S. Treasury Note	4	06/20/18	485	4,171
5-Year U.S. Treasury Note	3	06/29/18	343	1,636

				26,039

Short Contracts:
10-Year Canadian Bond	11	06/20/18	1,138	(20,522)
10-Year U.S. Ultra Long Treasury Bond	1	06/20/18	160	(6,631)
Long Gilt Future	5	06/27/18	862	(10,121)
2-Year U.S. Treasury Note	10	06/29/18	2,126	(1,041)

				(38,315)

				$(12,276)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones Markit CDX North America High Yield Index, Series 29, Version 1	5.00%	Quarterly	12/20/22	B+	USD	1,038	$69,099	$85,542	$(16,443)

(a)	Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

11

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.60%	Monthly	MXN 28D TIIE, 7.85%	Monthly	09/19/18	(a)	09/13/23	MXN	1,550	$(854)	$1	$(855)
6-Month WIBOR, 1.68%	Semi-annual	2.62%	Annual	09/19/18	(a)	09/19/23	PLN	1,740	2,716	8	2,708
6-Month EURIBOR, (0.27)%	Semi-annual	0.64	Annual	09/19/18	(a)	09/19/23	EUR	740	6,340	1,111	5,229
6-Month GBP LIBOR, 0.83%	Semi-annual	1.50	Semi-annual	09/19/18	(a)	09/19/23	GBP	300	1,693	230	1,463
3-Month STIBOR, (0.28)%	Quarterly	0.79	Annual	09/19/18	(a)	09/19/23	SEK	560	404	1	403
0.15	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	09/19/18	(a)	09/19/23	JPY	10,000	(72)	2	(74)
7.30	Quarterly	3-Month JIBAR, 6.87%	Quarterly	09/19/18	(a)	09/19/23	ZAR	1,830	(434)	3	(437)
6-Month CAD BA, 1.68%	Semi-annual	2.54	Semi-annual	09/19/18	(a)	09/19/23	CAD	160	576	2	574
2.86	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/19/18	(a)	09/19/23	USD	600	(3,020)	10	(3,030)
3-Month HIBOR, 1.21%	Quarterly	2.62	Quarterly	09/19/18	(a)	09/19/23	HKD	790	73	2	71
7.30	Quarterly	3-Month JIBAR, 6.87%	Quarterly	09/19/18	(a)	09/19/23	ZAR	4,720	(1,039)	7	(1,046)
2.90	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/19/18	(a)	09/19/23	USD	100	(693)	2	(695)
3-Month HIBOR, 1.21%	Quarterly	2.69	Quarterly	09/19/18	(a)	09/19/23	HKD	660	362	1	361

									$6,052	$1,380	$4,672

(a)	Forward swap.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund						Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date		Termination Date
2.29%	Semi-annual	3-Month KRW CDC, 1.65%	Semi-annual	Citibank N.A.	09/19/18	(a)	09/19/23	KRW	311,730	$1,077	$—	$1,077
6-Month SIBOR, 1.65%	Semi-annual	1.81%	Semi-annual	Deutsche Bank AG	09/19/18	(a)	09/19/23	SGD	630	(559)	—	(559)

										$518	$—	$518

(a)	Forward swap.

12

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

OTC Total Return Swaps  (a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short:	Morgan Stanley & Co. International PLC	02/27/23	$(84,740)	$153,513	(b)	$74,243	4.3%
	Bank of America N.A.	02/17/23	119,950	(108,730	)(c)	16,517	42.0
	Morgan Stanley & Co. International PLC	02/27/23	197,014	89,785	(d)	290,870	6.8
	Bank of America N.A.	02/17/23	(159,979)	6,094	(e)	(109,291)	54.3

			$72,245	$140,662		$272,339

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 18 – 1,025 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Garban Intercapital Federal Funds Rate Open

(b)	Amount includes $(5,470) of net dividends and financing fees.
(c)	Amount includes $(5,297) of net dividends and financing fees.
(d)	Amount includes $(4,071) of net dividends and financing fees.
(e)	Amount includes $(44,594) of net dividends and financing fees.

13

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of March 31, 2018 expiration date 02/27/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Automobiles
Ford Motor Co.	594	$6,582	8.9%
General Motors Co.	472	17,152	2.4

		23,734
Chemicals
Mosaic Co.	524	12,723	17.1

Commercial Services & Supplies
Waste Management, Inc.	85	7,150	9.6

Communications Equipment
Juniper Networks, Inc.	428	10,413	14.0

Diversified Consumer Services
H&R Block, Inc.	323	8,207	11.1

Electric Utilities
Entergy Corp.	176	13,865	18.7
FirstEnergy Corp.	535	18,195	24.5
PG&E Corp.	75	3,295	4.4
PPL Corp.	1,228	34,740	46.8

		70,095
Electronic Equipment, Instruments & Components
Flex Ltd.	859	14,027	18.9

Energy Equipment & Services
Halliburton Co.	524	24,597	33.1

Food & Staples Retailing
Wal-Mart Stores, Inc.	34	3,025	4.1

Food Products
Campbell Soup Co.	93	4,028	5.4
J.M. Smucker Co.	184	22,818	30.7
Kellogg Co.	117	7,606	10.2

		34,452
Health Care Equipment & Supplies
Baxter International, Inc.	422	27,447	37.0

Health Care Providers & Services
Humana, Inc.	23	6,183	8.3

Household Products
Clorox Co.	8	1,065	1.4

	Shares	Value	% of Basket Value
Household Products (continued)
Colgate-Palmolive Co.	411	$29,460	39.7%
Kimberly-Clark Corp.	33	3,634	4.9
Procter & Gamble Co.	179	14,191	19.1

		48,350
Independent Power and Renewable Electricity Producers
AES Corp.	2,365	26,890	36.2

Industrial Conglomerates
3M Co.	70	15,366	20.7

Insurance
Assured Guaranty Ltd.	228	8,254	11.1
Hartford Financial Services Group, Inc.	160	8,243	11.1

		16,497
IT Services
International Business Machines Corp.	86	13,195	17.8
Mastercard, Inc., Class A	471	82,500	111.1

		95,695
Machinery
Caterpillar, Inc.	12	1,769	2.4
Trinity Industries, Inc.	198	6,461	8.7

		8,230
Media
AMC Networks, Inc., Class A	188	9,720	13.1

Metals & Mining
Barrick Gold Corp.	595	7,408	10.0
Cleveland-Cliffs, Inc.	839	5,831	7.9
Goldcorp, Inc.	515	7,117	9.6
Kinross Gold Corp.	703	2,777	3.7
Newmont Mining Corp.	257	10,041	13.5
Nucor Corp.	30	1,833	2.5

		35,007
Oil, Gas & Consumable Fuels
Apache Corp.	98	3,771	5.1
Occidental Petroleum Corp.	395	25,659	34.6

14

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp.	664	$22,470	30.3%

		51,900
Pharmaceuticals
Bristol-Myers Squibb Co.	428	27,071	36.5
Laboratory Corp. of America Holdings	79	12,778	17.2

		39,849
Real Estate Investment Trusts (REITS)
Gaming and Leisure Properties, Inc.	92	3,079	4.1

Road & Rail
Norfolk Southern Corp.	95	12,899	17.4

Semiconductors & Semiconductor Equipment
Intel Corp.	328	17,082	23.0

Software
Microsoft Corp.	77	7,028	9.5

Specialty Retail
L Brands, Inc.	70	2,675	3.6
Signet Jewelers Ltd.	101	3,891	5.2

		6,566
Technology Hardware, Storage & Peripherals
HP, Inc.	147	3,223	4.3
NetApp, Inc.	42	2,591	3.5

		5,814

Total Reference Entity — Long		642,025

Reference Entity — Short

Airlines
United Continental Holdings, Inc.	(39)	(2,709)	(3.6)

Auto Components
Aptiv PLC	(176)	(14,955)	(20.1)

Chemicals
Ecolab, Inc.	(56)	(7,676)	(10.3)

	Shares	Value	% of Basket Value
Chemicals (continued)
Methanex Corp.	(144)	$(8,734)	(11.8)%
Sherwin-Williams Co.	(9)	(3,529)	(4.8)

		(19,939)
Construction Materials
Vulcan Materials Co.	(2)	(228)	(0.3)

Containers & Packaging
Ball Corp.	(60)	(2,383)	(3.2)

Energy Equipment & Services
Ensco PLC, Class A	(4,690)	(20,589)	(27.7)

Food & Staples Retailing
CVS Health Corp.	(597)	(37,139)	(50.0)

Food Products
Archer-Daniels-Midland Co.	(64)	(2,776)	(3.7)
Post Holdings, Inc.	(13)	(985)	(1.3)

		(3,761)
Health Care Equipment & Supplies
Hologic, Inc.	(79)	(2,951)	(4.0)

Health Care Providers & Services
Mednax, Inc.	(245)	(13,629)	(18.4)

Hotels, Restaurants & Leisure
Marriott International, Inc., Class A Class A	(24)	(3,264)	(4.4)

Household Durables
Lennar Corp.	(131)	(7,721)	(10.4)

Household Products
Spectrum Brands Holdings, Inc.	(706)	(73,212)	(98.6)

Insurance
Aon PLC	(93)	(13,051)	(17.6)

Internet & Direct Marketing Retail
Expedia, Inc.	(17)	(1,877)	(2.5)

Media
AMC Entertainment Holdings, Inc., Class A Class A	(837)	(11,760)	(15.8)

15

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

	Shares	Value	% of Basket Value
Media (continued)
Live Nation Entertainment, Inc.	(254)	$(10,703)	(14.4)%

		(22,463)
Multi-Utilities
DTE Energy Co.	(17)	(1,775)	(2.4)

Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.	(13,008)	(39,284)	(52.9)
ConocoPhillips	(59)	(3,498)	(4.7)
Continental Resources, Inc.	(88)	(5,188)	(7.0)
Enbridge, Inc.	(71)	(2,234)	(3.0)
Parsley Energy, Inc., Class A	(108)	(3,131)	(4.2)
Suncor Energy, Inc.	(36)	(1,244)	(1.7)
Weatherford International PLC	(11,307)	(25,893)	(34.9)

		(80,472)
Pharmaceuticals
Allergan PLC	(18)	(3,029)	(4.1)
Mylan NV	(130)	(5,352)	(7.2)

		(8,381)
Real Estate Investment Trusts (REITs)
Host Hotels & Resorts, Inc.	(59)	(1,100)	(1.5)
Medical Properties Trust, Inc.	(507)	(6,591)	(8.9)
Omega Healthcare Investors, Inc.	(2,007)	(54,269)	(73.1)

		(61,960)
Road & Rail
Hertz Global Holdings, Inc.	(133)	(2,640)	(3.6)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(6,253)	(62,843)	(84.6)
QUALCOMM, Inc.	(1,266)	(70,149)	(94.5)

		(132,992)
Textiles, Apparel & Luxury Goods
Under Armour, Inc., Class A	(1,445)	(23,626)	(31.8)

Wireless Telecommunication Services
Sprint Corp.	(3,292)	(16,065)	(21.6)

Total Reference Entity — Short		(567,782)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$74,243

16

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of March 31, 2018 expiration date 02/17/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Aerospace & Defense
Arconic, Inc.	1,280	$29,491	178.5%
Boeing Co.	121	39,673	240.2
Huntington Ingalls Industries, Inc.	160	41,242	249.7
Lockheed Martin Corp.	119	40,214	243.5

		150,620
Air Freight & Logistics
United Parcel Service, Inc., Class B	573	59,970	363.1

Airlines
Southwest Airlines Co.	898	51,437	311.4

Automobiles
Ford Motor Co.	3,967	43,955	266.1
General Motors Co.	936	34,014	205.9

		77,969
Biotechnology
AbbVie, Inc.	492	46,568	281.9
Amgen, Inc.	208	35,460	214.7
Biogen, Inc.	307	84,063	508.9
Gilead Sciences, Inc.	1,109	83,607	506.2

		249,698
Building Products
Masco Corp.	1,876	75,866	459.3
Owens Corning	1,003	80,641	488.2

		156,507
Chemicals
Eastman Chemical Co.	532	56,169	340.1
LyondellBasell Industries NV, Class A	764	80,739	488.8
Mosaic Co.	1,139	27,655	167.4

		164,563
Commercial Services & Supplies
Republic Services, Inc.	1,235	81,794	495.2

	Shares	Value	% of Basket Value
Commercial Services & Supplies (continued)
Waste Management, Inc.	903	$75,960	459.9%

		157,754
Communications Equipment
Juniper Networks, Inc.	1,185	28,831	174.5

Consumer Finance
American Express Co.	637	59,419	359.7
Capital One Financial Corp.	631	60,463	366.1

		119,882
Diversified Consumer Services
H&R Block, Inc.	2,641	67,108	406.3

Diversified Financial Services
MSCI, Inc.	469	70,101	424.4
Voya Financial, Inc.	1,177	59,439	359.9

		129,540
Diversified Telecommunication Services
AT&T, Inc.	379	13,511	81.8
Verizon Communications, Inc.	1,653	79,047	478.6

		92,558
Electric Utilities
Entergy Corp.	847	66,727	404.0
FirstEnergy Corp.	1,247	42,411	256.8
PG&E Corp.	880	38,658	234.0
PPL Corp.	983	27,809	168.4

		175,605
Electrical Equipment
Eaton Corp. PLC	179	14,304	86.6

Electronic Equipment, Instruments & Components
Flex Ltd.	1,493	24,381	147.6

Energy Equipment & Services
Halliburton Co.	1,103	51,775	313.5
Noble Corp. PLC	4,560	16,918	102.4
Schlumberger Ltd.	248	16,065	97.3
Transocean Ltd.	3,327	32,937	199.4

		117,695
Food & Staples Retailing
Sysco Corp.	1,331	79,807	483.2
Walmart Inc.	895	79,628	482.1

		159,435
Food Products
Campbell Soup Co.	1,695	73,411	444.5

17

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

	Shares	Value	% of Basket Value
Food Products (continued)
General Mills, Inc.	689	$31,046	188.0%
Hershey Co.	583	57,694	349.3
J.M. Smucker Co.	111	13,765	83.3
Kellogg Co.	123	7,996	48.4

		183,912
Health Care Equipment & Supplies
Abbott Laboratories	651	39,008	236.1
Baxter International, Inc.	709	46,113	279.2

		85,121
Health Care Providers & Services
Anthem, Inc.	129	28,341	171.6
Cigna Corp.	87	14,594	88.4
HCA Healthcare, Inc.	371	35,987	217.9
Humana, Inc.	239	64,250	389.0
Laboratory Corp. of America Holdings	32	5,176	31.3
McKesson Corp.	324	45,642	276.3

		193,990
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	178	14,019	84.9
McDonald’s Corp.	527	82,412	498.9
Royal Caribbean Cruises Ltd.	415	48,862	295.8
Wynn Resorts Ltd.	454	82,792	501.2
Yum! Brands, Inc.	711	60,528	366.5

		288,613
Household Durables
Toll Brothers, Inc.	662	28,631	173.3

Household Products
Clorox Co.	632	84,126	509.3
Colgate-Palmolive Co.	746	53,473	323.7
Kimberly-Clark Corp.	311	34,250	207.4
Procter & Gamble Co.	832	65,961	399.4

		237,810
Independent Power and Renewable Electricity Producers
AES Corp.	4,596	52,256	316.4
NRG Energy, Inc.	2,743	83,744	507.0

		136,000
Industrial Conglomerates
3M Co.	245	53,782	325.6

Insurance
Assured Guaranty Ltd.	469	16,978	102.8

	Shares	Value	% of Basket Value
Insurance (continued)
Hartford Financial Services Group, Inc.	1,109	$57,135	345.9%
Lincoln National Corp.	1,015	74,156	449.0
Prudential Financial, Inc.	609	63,062	381.8

		211,331
Internet Software & Services
eBay, Inc.	725	29,174	176.6
VeriSign, Inc.	319	37,821	229.0

		66,995
IT Services
International Business Machines Corp.	53	8,132	49.2

Machinery
Caterpillar, Inc.	527	77,669	470.2
Deere & Co.	382	59,332	359.2
Illinois Tool Works, Inc.	121	18,956	114.8
Trinity Industries, Inc.	308	10,050	60.9

		166,007
Media
AMC Networks, Inc., Class A	411	21,249	128.6
Viacom, Inc., Class B	1,524	47,335	286.6
Walt Disney Co.	290	29,128	176.4

		97,712
Metals & Mining
Barrick Gold Corp.	4,264	53,087	321.4
Cleveland-Cliffs, Inc.	3,362	23,366	141.5
Goldcorp, Inc.	5,077	70,164	424.8
Kinross Gold Corp.	11,543	45,595	276.0
Newmont Mining Corp.	1,792	70,013	423.9
Nucor Corp.	1,187	72,514	439.0
Steel Dynamics, Inc.	1,175	51,958	314.6
Teck Resources Ltd., Class B	3,042	78,362	474.4

		465,059
Multiline Retail
Kohl’s Corp.	1,274	83,460	505.3
Macy’s, Inc.	2,114	62,870	380.6
Nordstrom, Inc.	1,002	48,507	293.7
Target Corp.	1,189	82,552	499.8

		277,389
Oil, Gas & Consumable Fuels
Apache Corp.	2,031	78,153	473.2
Chevron Corp.	624	71,161	430.8
EOG Resources, Inc.	145	15,264	92.4
Exxon Mobil Corp.	730	54,465	329.8
Kinder Morgan, Inc.	2,866	43,162	261.3

18

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	1,158	$84,661	512.6%
Murphy Oil Corp.	2,451	63,334	383.4
Occidental Petroleum Corp.	873	56,710	343.3
ONEOK, Inc.	273	15,539	94.1
Williams Cos., Inc.	2,575	64,015	387.6

		546,464
Pharmaceuticals
Bristol-Myers Squibb Co.	864	54,648	330.9
Merck & Co., Inc.	1,049	57,139	345.9

		111,787
Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	122	15,033	91.0
Gaming and Leisure Properties, Inc.	975	32,633	197.6
Kimco Realty Corp.	1,134	16,330	98.8
Lamar Advertising Co., Class A	938	59,713	361.5
VEREIT, Inc.	1,829	12,730	77.1

		136,439
Road & Rail
CSX Corp.	494	27,521	166.6
Norfolk Southern Corp.	517	70,198	425.0
Union Pacific Corp.	493	66,274	401.3

		163,993
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	1,457	81,024	490.5
Intel Corp.	1,298	67,600	409.3
KLA-Tencor Corp.	757	82,520	499.6

		231,144
Software
Microsoft Corp.	823	75,115	454.8

Specialty Retail
AutoZone, Inc.	43	27,894	168.9
Home Depot, Inc.	243	43,312	262.2
L Brands, Inc.	982	37,522	227.1
Signet Jewelers Ltd.	1,324	51,001	308.8

		159,729
Technology Hardware, Storage & Peripherals
HP, Inc.	3,101	67,974	411.5
NetApp, Inc.	1,178	72,671	440.0
Seagate Technology PLC	1,429	83,625	506.3

	Shares	Value	% of Basket Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	207	$19,100	115.6%

		243,370
Trading Companies & Distributors
United Rentals, Inc.	310	53,546	324.2

Total Reference Entity — Long		6,219,928

Reference Entity — Short

Aerospace & Defense
L3 Technologies, Inc.	(70)	(14,560)	(88.1)
Raytheon Co.	(239)	(51,581)	(312.3)
TransDigm Group, Inc.	(257)	(78,883)	(477.6)
Triumph Group, Inc.	(1,394)	(35,129)	(212.7)
United Technologies Corp.	(651)	(81,909)	(495.9)

		(262,062)
Air Freight & Logistics
FedEx Corp.	(146)	(35,056)	(212.2)

Airlines
United Continental Holdings, Inc.	(1,024)	(71,137)	(430.7)

Beverages
Constellation Brands, Inc.	(222)	(50,598)	(306.3)
Molson Coors Brewing Co.	(213)	(16,046)	(97.2)

		(66,644)
Chemicals
Ashland Global Holdings, Inc.	(204)	(14,237)	(86.2)
Ecolab, Inc.	(64)	(8,773)	(53.1)
Methanex Corp.	(622)	(37,724)	(228.4)
PolyOne Corp.	(720)	(30,614)	(185.4)
Sherwin-Williams Co.	(200)	(78,424)	(474.8)
Westlake Chemical Corp.	(140)	(15,561)	(94.2)

		(185,333)
Construction Materials
Vulcan Materials Co.	(644)	(73,525)	(445.1)

Containers & Packaging
Ball Corp.	(1,998)	(79,341)	(480.4)

19

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

	Shares	Value	% of Basket Value
Containers & Packaging (continued)
Crown Holdings, Inc.	(1,298)	$(65,873)	(398.8)%

		(145,214)
Diversified Financial Services
CBOE Holdings, Inc.	(645)	(73,594)	(445.6)

Electric Utilities
NextEra Energy, Inc.	(366)	(59,779)	(361.9)

Electronic Equipment, Instruments & Components
Avnet, Inc.	(1,048)	(43,764)	(265.0)

Energy Equipment & Services
Ensco PLC, Class A	(3,616)	(15,874)	(96.1)
National Oilwell Varco, Inc.	(424)	(15,608)	(94.5)

		(31,482)
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	(822)	(86,622)	(524.4)

Food & Staples Retailing
Walgreens Boots Alliance, Inc.	(987)	(64,619)	(391.2)

Food Products
Archer-Daniels-Midland Co.	(1,174)	(50,916)	(308.3)
Bunge, Ltd.	(346)	(25,583)	(154.9)
ConAgra Foods, Inc.	(577)	(21,280)	(128.8)
Kraft Heinz Co.	(1,334)	(83,095)	(503.1)
Mondelez International, Inc.	(700)	(29,211)	(176.8)
Post Holdings, Inc.	(1,051)	(79,624)	(482.1)

		(289,709)
Health Care Equipment & Supplies
Becton Dickinson and Co.	(379)	(82,129)	(497.2)
Boston Scientific Corp.	(2,792)	(76,278)	(461.8)
Hologic, Inc.	(2,088)	(78,008)	(472.3)
Stryker Corp.	(258)	(41,517)	(251.4)
Health Care Equipment & Supplies
Zimmer Biomet Holdings, Inc.	(722)	(78,727)	(476.6)

		(356,659)
Health Care Providers & Services
AmerisourceBergen Corp.	(195)	(16,811)	(101.8)
Centene Corp.	(774)	(82,717)	(500.8)
Mednax, Inc.	(1,139)	(63,363)	(383.6)

		(162,891)
Hotels, Restaurants & Leisure
Marriott International, Inc., Class A Class A	(558)	(75,877)	(459.4)
MGM Resorts International	(1,599)	(55,997)	(339.0)

	Shares	Value	% of Basket Value
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp.	(677)	$(77,469)	(469.0)%

		(209,343)
Household Durables
KB Home	(486)	(13,827)	(83.7)
Lennar Corp.	(1,251)	(73,734)	(446.4)
Newell Rubbermaid, Inc.	(3,124)	(79,599)	(481.9)
Tempur Sealy International, Inc.	(885)	(40,082)	(242.7)

		(207,242)
Industrial Conglomerates
General Electric Co.	(5,567)	(75,043)	(454.3)
Roper Industries, Inc.	(63)	(17,684)	(107.1)

		(92,727)
Insurance
Aon PLC	(59)	(8,279)	(50.1)
Loews Corp.	(1,172)	(58,284)	(352.9)
Marsh & McLennan Cos., Inc.	(842)	(69,541)	(421.0)
MetLife, Inc.	(319)	(14,639)	(88.6)
Willis Towers Watson PLC	(491)	(74,725)	(452.4)

		(225,468)
Internet & Direct Marketing Retail
Amazon.com, Inc.	(29)	(41,973)	(254.1)
Booking Holdings, Inc.	(38)	(79,055)	(478.6)
Expedia, Inc.	(743)	(82,034)	(496.7)
Netflix, Inc.	(145)	(42,826)	(259.3)

		(245,888)
Internet Software & Services
Equinix, Inc.	(202)	(84,464)	(511.4)

IT Services
Fidelity National Information Services, Inc.	(604)	(58,165)	(352.2)
Total System Services, Inc.	(176)	(15,182)	(91.9)

		(73,347)
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	(74)	(15,278)	(92.5)

Machinery
Stanley Black & Decker, Inc.	(100)	(15,320)	(92.7)

Media
AMC Entertainment Holdings, Inc., Class A Class A	(1,373)	(19,291)	(116.8)
CBS Corp., Class B	(1,285)	(66,036)	(399.8)
Comcast Corp., Class A	(1,519)	(51,904)	(314.2)
DISH Network Corp.	(2,203)	(83,472)	(505.4)

20

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

	Shares	Value	% of Basket Value
Media (continued)
Live Nation Entertainment, Inc.	(1,668)	$(70,289)	(425.5)%

		(290,992)
Metals & Mining
Freeport-McMoRan, Inc.	(871)	(15,304)	(92.6)
Southern Copper Corp.	(1,541)	(83,491)	(505.5)

		(98,795)
Multi-Utilities
DTE Energy Co.	(282)	(29,441)	(178.2)
Public Service Enterprise Group, Inc.	(1,695)	(85,157)	(515.6)
Sempra Energy	(758)	(84,+304)	(510.4)

		(198,902)
Multiline Retail
Dollar General Corp.	(321)	(30,030)	(181.8)

Oil, Gas & Consumable Fuels
Andeavor	(836)	(84,068)	(509.0)
Canadian Natural Resources, Ltd.	(1,000)	(31,470)	(190.5)
Chesapeake Energy Corp.	(7,390)	(22,318)	(135.1)
Cimarex Energy Co.	(172)	(16,082)	(97.4)
Concho Resources, Inc.	(540)	(81,178)	(491.5)
ConocoPhillips	(1,275)	(75,595)	(457.7)
Continental Resources, Inc.	(207)	(12,203)	(73.9)
Diamondback Energy, Inc.	(637)	(80,593)	(487.9)
Enbridge, Inc.	(2,604)	(81,948)	(496.1)
EQT Corp.	(662)	(31,452)	(190.4)
Hess Corp.	(1,688)	(85,446)	(517.3)
HollyFrontier Corp.	(531)	(25,945)	(157.1)
Newfield Exploration Co.	(698)	(17,045)	(103.2)
Parsley Energy, Inc., Class A	(2,948)	(85,462)	(517.4)
Pioneer Natural Resources Co.	(259)	(44,491)	(269.4)
Southwestern Energy Co.	(3,966)	(17,173)	(104.0)
Suncor Energy, Inc.	(451)	(15,577)	(94.3)
Weatherford International PLC	(7,206)	(16,502)	(99.9)

		(824,548)
Pharmaceuticals
Allergan PLC	(436)	(73,374)	(444.2)
Endo International PLC	(3,348)	(19,887)	(120.4)
Mylan NV	(1,270)	(52,286)	(316.6)
Perrigo Co. PLC	(908)	(75,673)	(458.1)

		(221,220)
Professional Services
Equifax, Inc.	(664)	(78,226)	(473.6)

	Shares	Value	% of Basket Value
Professional Services (continued)
Verisk Analytics, Inc., Class A	(805)	$(83,720)	(506.9)%

		(161,946)
Real Estate Investment Trusts (REITs)
American Tower Corp.	(411)	(59,735)	(361.6)
Crown Castle International Corp.	(759)	(83,194)	(503.7)
Equity Residential	(680)	(41,901)	(253.7)
Host Hotels & Resorts, Inc.	(1,112)	(20,728)	(125.5)
Medical Properties Trust, Inc.	(5,213)	(67,769)	(410.3)
Omega Healthcare Investors, Inc.	(1,061)	(28,689)	(173.7)

		(302,016)
Real Estate Management & Development
CBRE Group, Inc.	(1,800)	(84,996)	(514.6)

Road & Rail
Avis Budget Group, Inc.	(389)	(18,221)	(110.3)
Hertz Global Holdings, Inc.	(671)	(13,319)	(80.7)

		(31,540)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(723)	(7,266)	(44.0)
Analog Devices, Inc.	(218)	(19,866)	(120.3)
NVIDIA Corp.	(198)	(45,855)	(277.6)

		(72,987)
Software
Activision Blizzard, Inc.	(1,135)	(76,567)	(463.6)
Autodesk, Inc.	(649)	(81,502)	(493.4)
Citrix Systems, Inc.	(599)	(55,587)	(336.6)
Oracle Corp.	(611)	(27,953)	(169.2)
Symantec Corp.	(1,103)	(28,513)	(172.6)

		(270,122)
Specialty Retail
Advance Auto Parts, Inc.	(736)	(87,253)	(528.2)
O’Reilly Automotive, Inc.	(273)	(67,535)	(408.9)

		(154,788)
Technology Hardware, Storage & Peripherals
Apple, Inc.	(124)	(20,805)	(126.0)

Textiles, Apparel & Luxury Goods
Tapestry, Inc.	(713)	(37,511)	(227.1)
Under Armour, Inc., Class A	(1,168)	(19,097)	(115.6)

		(56,608)
Tobacco
Altria Group, Inc.	(1,281)	(79,832)	(483.3)

21

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

	Shares	Value	% of Basket Value
Tobacco (continued)
Philip Morris International, Inc.	(327)	$(32,504)	(196.8)%

		(112,336)
Wireless Telecommunication Services
Sprint Corp.	(4,073)	(19,876)	(120.4)
T-Mobile US, Inc.	(1,208)	(73,737)	(446.4)

		(93,613)

Total Reference Entity — Short		(6,203,411)

Net Value of Reference Entity — Bank of America N.A.		$16,517

22

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of March 31, 2018 expiration date 02/27/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Aerospace & Defense
General Dynamics Corp.	370	$81,733	28.1%
Raytheon Co.	255	55,034	18.9

		136,767
Air Freight & Logistics
United Parcel Service, Inc., Class B	318	33,282	11.4

Automobiles
General Motors Co.	279	10,139	3.5

Commercial Services & Supplies
Republic Services, Inc.	360	23,843	8.2
Waste Management, Inc.	361	30,367	10.4

		54,210
Communications Equipment
Motorola Solutions, Inc.	358	37,697	13.0

Diversified Telecommunication Services
Verizon Communications, Inc.	499	23,862	8.2

Electric Utilities
Entergy Corp.	21	1,654	0.6
Exelon Corp.	275	10,728	3.7
FirstEnergy Corp.	886	30,133	10.3

		42,515
Food & Staples Retailing
CVS Health Corp.	1,494	92,942	32.0

Food Products
Campbell Soup Co.	134	5,803	2.0
Hershey Co.	31	3,068	1.1
Tyson Foods, Inc., Class A	489	35,790	12.3

		44,661
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	44	3,751	1.3

	Shares	Value	% of Basket Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	18	$2,815	1.0%

		6,566
Household Durables
Toll Brothers, Inc.	203	8,780	3.0

Household Products
Colgate-Palmolive Co.	945	67,738	23.3

Independent Power and Renewable Electricity Producers
AES Corp.	8,022	91,210	31.4

Insurance
Allstate Corp.	31	2,939	1.0
Loews Corp.	509	25,312	8.7

		28,251
Media
Walt Disney Co.	84	8,437	2.9

Metals & Mining
Barrick Gold Corp.	3,128	38,944	13.4
Newmont Mining Corp.	944	36,882	12.7

		75,826
Multiline Retail
Macy’s, Inc.	934	27,777	9.5

Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	740	44,704	15.4
Devon Energy Corp.	1,762	56,014	19.2
Marathon Oil Corp.	2,180	35,163	12.1

		135,881
Real Estate Investment Trusts (REITs)
Host Hotels & Resorts, Inc.	1,427	26,599	9.1

Road & Rail
Canadian National Railway Co.	121	8,849	3.0
Norfolk Southern Corp.	228	30,958	10.7
Union Pacific Corp.	180	24,197	8.3

		64,004
Specialty Retail
Home Depot, Inc.	483	86,090	29.6

Trading Companies & Distributors
HD Supply Holdings, Inc.	1,248	47,349	16.3

23

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

	Shares	Value	% of Basket Value
Trading Companies & Distributors (continued)
United Rentals, Inc.	52	$8,982	3.1%

		56,331

Total Reference Entity — Long		1,159,565

Reference Entity — Short

Chemicals
Sherwin-Williams Co.	(236)	(92,540)	(31.8)

Electric Utilities
Southern Co.	(2,128)	(95,037)	(32.7)

Food Products
Archer-Daniels-Midland Co.	(1,851)	(80,278)	(27.6)

Health Care Equipment & Supplies
Medtronic PLC	(1,012)	(81,183)	(27.9)

Household Durables
Mohawk Industries, Inc.	(196)	(45,515)	(15.7)

Internet & Direct Marketing Retail
Expedia, Inc.	(345)	(38,092)	(13.1)

IT Services
Western Union Co.	(4,953)	(95,246)	(32.8)%

Machinery
Stanley Black & Decker, Inc.	(608)	(93,146)	(32.0)

Media
Comcast Corp., Class A	(1,813)	(61,950)	(21.3)

Multi-Utilities
Dominion Resources, Inc.	(1,359)	(91,637)	(31.5)

Pharmaceuticals
Valeant Pharmaceuticals International, Inc.	(5,909)	(94,071)	(32.3)

Total Reference Entity — Short		(868,695)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$290,870

24

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of March 31, 2018 expiration date 02/17/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Aerospace & Defense
Arconic, Inc.	4,114	$94,786	(86.7)%
Boeing Co.	292	95,741	(87.6)
Lockheed Martin Corp.	276	93,269	(85.4)
Raytheon Co.	185	39,927	(36.5)

		323,723
Air Freight & Logistics
United Parcel Service, Inc., Class B	573	59,970	(54.9)

Airlines
Southwest Airlines Co.	1,677	96,059	(87.9)

Automobiles
Ford Motor Co.	5,020	55,622	(50.9)
General Motors Co.	2,190	79,584	(72.8)

		135,206
Beverages
Molson Coors Brewing Co., Class B	1,293	97,402	(89.1)
PepsiCo, Inc.	867	94,633	(86.6)

		192,035
Chemicals
Eastman Chemical Co.	911	96,183	(88.0)
Olin Corp.	2,743	83,360	(76.3)

		179,543
Commercial Services & Supplies
Republic Services, Inc.	1,118	74,045	(67.7)
Waste Management, Inc.	818	68,810	(63.0)

		142,855
Communications Equipment
Cisco Systems, Inc.	2,199	94,315	(86.3)
Motorola Solutions, Inc.	537	56,546	(51.7)

		150,861
Consumer Finance
American Express Co.	659	61,472	(56.3)

	Shares	Value	% of Basket Value
Consumer Finance (continued)
Navient Corp.	6,859	$89,990	(82.3)%

		151,462
Containers & Packaging
Packaging Corp. of America	833	93,879	(85.9)
WestRock Co.	1,531	98,244	(89.9)

		192,123
Diversified Telecommunication Services
Verizon Communications, Inc.	1,474	70,487	(64.5)
		70,487

Electric Utilities
Duke Energy Corp.	1,054	81,653	(74.7)
Entergy Corp.	1,160	91,385	(83.6)
Exelon Corp.	1,900	74,119	(67.8)
FirstEnergy Corp.	962	32,718	(30.0)

		279,875
Electronic Equipment, Instruments & Components
Corning, Inc.	2,815	78,482	(71.8)

Energy Equipment & Services
Halliburton Co.	2,088	98,011	(89.7)
Nabors Industries Ltd.	10,269	71,780	(65.7)

		169,791
Food & Staples Retailing
Costco Wholesale Corp.	505	95,157	(87.1)
Kroger Co.	2,809	67,248	(61.5)
Walmart Inc.	1,092	97,155	(88.9)

		259,560
Food Products
Campbell Soup Co.	1,889	81,813	(74.8)
Hershey Co.	940	93,022	(85.1)
Tyson Foods, Inc., Class A	764	55,917	(51.2)

		230,752
Health Care Equipment & Supplies
Abbott Laboratories	872	52,250	(47.8)
Baxter International, Inc.	1,377	89,560	(82.0)

		141,810
Health Care Providers & Services
Anthem, Inc.	394	86,562	(79.2)
Cigna Corp.	558	93,599	(85.7)
HCA Healthcare, Inc.	960	93,120	(85.2)

25

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

	Shares	Value	% of Basket Value
Health Care Providers & Services (continued)
Humana, Inc.	357	$95,972	(87.8)%
Quest Diagnostics, Inc.	933	93,580	(85.6)

		462,833
Hotels, Restaurants & Leisure
Carnival Corp.	913	59,875	(54.8)
Darden Restaurants, Inc.	1,042	88,830	(81.3)
Marriott International, Inc., Class A	318	43,242	(39.6)
McDonald’s Corp.	611	95,548	(87.4)
Yum! Brands, Inc.	1,223	104,114	(95.2)

		391,609
Household Durables
D.R. Horton, Inc.	2,047	89,740	(82.1)
Toll Brothers, Inc.	1,762	76,207	(69.7)

		165,947
Household Products
Clorox Co.	739	98,368	(90.0)
Colgate-Palmolive Co.	391	28,027	(25.6)
Kimberly-Clark Corp.	891	98,126	(89.8)
Procter & Gamble Co.	1,191	94,422	(86.4)

		318,943
Independent Power and Renewable Electricity Producers
AES Corp.	714	8,118	(7.4)
NRG Energy, Inc.	3,132	95,620	(87.5)

		103,738
Industrial Conglomerates
3M Co.	433	95,052	(87.0)

Insurance
Allstate Corp.	1,005	95,274	(87.2)
American International Group, Inc.	1,707	92,895	(85.0)
Hartford Financial Services Group, Inc.	1,797	92,581	(84.7)
Lincoln National Corp.	1,127	82,339	(75.3)
Loews Corp.	1,415	70,368	(64.4)
Prudential Financial, Inc.	229	23,713	(21.7)
Unum Group	1,949	92,792	(84.9)

		549,962

	Shares	Value	% of Basket Value
IT Services
International Business Machines Corp.	628	$96,354	(88.2)%

Machinery
Meritor, Inc.	1,645	33,821	(30.9)

Media
CBS Corp., Class B	1,894	97,333	(89.1)
TEGNA, Inc.	8,145	92,772	(84.9)
Viacom, Inc., Class B	3,101	96,317	(88.1)
Walt Disney Co.	837	84,068	(76.9)

		370,490
Metals & Mining
Barrick Gold Corp.	4,806	59,835	(54.7)
Freeport-McMoRan, Inc.	5,091	89,449	(81.8)
Newmont Mining Corp.	1,557	60,832	(55.7)
Teck Resources Ltd., Class B	3,796	97,785	(89.5)
United States Steel Corp.	1,687	59,365	(54.3)

		367,266
Multi-Utilities
CenterPoint Energy, Inc.	2,945	80,693	(73.8)

Multiline Retail
Kohl’s Corp.	1,546	101,278	(92.6)
Macy’s, Inc.	2,450	72,863	(66.7)
Target Corp.	1,374	95,397	(87.3)

		269,538
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	880	53,161	(48.6)
Apache Corp.	2,677	103,011	(94.3)
Chevron Corp.	139	15,852	(14.5)
Devon Energy Corp.	1,290	41,009	(37.5)
Marathon Oil Corp.	4,040	65,165	(59.6)
Murphy Oil Corp.	2,956	76,383	(69.9)
Occidental Petroleum Corp.	1,465	95,166	(87.1)
Valero Energy Corp.	1,075	99,728	(91.3)

		549,475
Paper & Forest Products
Louisiana-Pacific Corp.	3,338	96,034	(87.9)

Pharmaceuticals
Bristol-Myers Squibb Co.	1,503	95,065	(87.0)
Pfizer, Inc.	531	18,845	(17.2)

		113,910
Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	450	55,449	(50.8)
DDR Corp.	4,835	35,441	(32.4)

26

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

	Shares	Value	% of Basket Value
Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts, Inc.	1,436	$26,767	(24.5)%
Weyerhaeuser Co.	2,083	72,905	(66.7)

		190,562
Road & Rail
Canadian National Railway Co.	1,157	84,611	(77.4)
Norfolk Southern Corp.	478	64,903	(59.4)
Ryder System, Inc.	1,266	92,152	(84.3)
Union Pacific Corp.	549	73,802	(67.5)

		315,468
Semiconductors & Semiconductor Equipment
Intel Corp.	1,907	99,317	(90.9)

Specialty Retail
AutoZone, Inc.	143	92,762	(84.9)
Home Depot, Inc.	49	8,734	(8.0)
Lowe’s Cos., Inc.	181	15,883	(14.5)

		117,379
Technology Hardware, Storage & Peripherals
HP, Inc.	4,201	92,086	(84.3)

Trading Companies & Distributors
HD Supply Holdings, Inc.	1,349	51,181	(46.8)
United Rentals, Inc.	486	83,947	(76.8)

		135,128

Total Reference Entity — Long		7,870,199

Reference Entity — Short

Aerospace & Defense
Honeywell International, Inc.	(604)	(87,311)	79.9
Northrop Grumman Corp.	(195)	(68,078)	62.3
Textron, Inc.	(1,641)	(96,770)	88.5
United Technologies Corp.	(750)	(94,365)	86.3

		(346,524)
Air Freight & Logistics
FedEx Corp.	(394)	(94,603)	86.6

Airlines
JetBlue Airways Corp.	(4,506)	(91,562)	83.8

Auto Components
BorgWarner, Inc.	(869)	(43,650)	39.9
Goodyear Tire & Rubber Co.	(1,714)	(45,558)	41.7

	Shares	Value	% of Basket Value
Auto Components (continued)
Johnson Controls International PLC	(2,714)	$(95,641)	87.5%

		(184,849)
Beverages
Coca-Cola Co.	(1,071)	(46,513)	42.5
Constellation Brands, Inc.	(441)	(100,513)	92.0

		(147,026)
Biotechnology
Amgen, Inc.	(544)	(92,741)	84.9

Chemicals
PPG Industries, Inc.	(835)	(93,186)	85.3
RPM International, Inc.	(1,982)	(94,482)	86.4

		(187,668)
Construction Materials
Vulcan Materials Co.	(811)	(92,592)	84.7

Consumer Finance
Capital One Financial Corp.	(672)	(64,391)	58.9
OneMain Holdings, Inc.	(3,054)	(91,437)	83.7

		(155,828)
Containers & Packaging
International Paper Co.	(1,812)	(96,815)	88.6
Sealed Air Corp.	(2,244)	(96,021)	87.8

		(192,836)
Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(486)	(96,947)	88.7

Diversified Telecommunication Services
AT&T, Inc.	(2,617)	(93,296)	85.4

Electric Utilities
American Electric Power Co., Inc.	(328)	(22,498)	20.6

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	(364)	(28,035)	25.6
Avnet, Inc.	(2,258)	(94,294)	86.3

		(122,329)
Energy Equipment & Services
Transocean Ltd.	(7,253)	(71,805)	65.7

Food Products
Archer-Daniels-Midland Co.	(469)	(20,341)	18.6
ConAgra Foods, Inc.	(2,619)	(96,589)	88.4
General Mills, Inc.	(788)	(35,507)	32.5

27

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

	Shares	Value	% of Basket Value
Food Products (continued)
Kellogg Co.	(542)	$(35,235)	32.2%
Kraft Heinz Co.	(1,538)	(95,802)	87.7
Mondelez International, Inc.	(2,269)	(94,685)	86.6

		(378,159)
Gas Utilities
ONEOK, Inc.	(1,661)	(94,544)	86.5

Health Care Equipment & Supplies
Boston Scientific Corp.	(3,446)	(94,145)	86.1

Health Care Providers & Services
AmerisourceBergen Corp.	(1,097)	(94,572)	86.5
Cardinal Health, Inc.	(1,511)	(94,709)	86.7
McKesson Corp.	(657)	(92,552)	84.7
UnitedHealth Group, Inc.	(425)	(90,950)	83.2
Universal Health Services, Inc.	(795)	(94,136)	86.1

		(466,919)
Hotels, Restaurants & Leisure
MGM Resorts International	(2,801)	(98,091)	89.7
Royal Caribbean Cruises Ltd.	(787)	(92,661)	84.8

		(190,752)
Household Durables
Lennar Corp.	(1,615)	(95,188)	87.1
MDC Holdings, Inc.	(3,118)	(87,054)	79.7
Mohawk Industries, Inc.	(208)	(48,302)	44.2
Newell Rubbermaid, Inc.	(3,609)	(91,957)	84.1
PulteGroup, Inc.	(2,828)	(83,398)	76.3
Whirlpool Corp.	(507)	(77,627)	71.0

		(483,526)
Industrial Conglomerates
Danaher Corp.	(955)	(93,504)	85.5
General Electric Co.	(5,818)	(78,427)	71.8

		(171,931)
Insurance
Aon PLC	(468)	(65,675)	60.1
Marsh & McLennan Cos., Inc.	(319)	(26,346)	24.1
MetLife, Inc.	(2,096)	(96,185)	88.0
Prudential Financial, Inc.	(1,137)	(117,736)	107.8
The Travelers Cos., Inc.	(666)	(92,481)	84.6

		(398,423)

	Shares	Value	% of Basket Value
Internet & Direct Marketing Retail
Expedia, Inc.	(540)	$(59,622)	54.6%

IT Services
First Data Corp., Class A Class A	(5,513)	(88,208)	80.7

Leisure Products
Brunswick Corp.	(1,616)	(95,974)	87.8
Hasbro, Inc.	(1,101)	(92,814)	85.0
Mattel, Inc.	(7,191)	(94,562)	86.5

		(283,350)
Machinery
Caterpillar, Inc.	(634)	(93,439)	85.5
Deere & Co.	(630)	(97,852)	89.5
Dover Corp.	(933)	(91,639)	83.9

		(282,930)
Media
Comcast Corp., Class A	(601)	(20,536)	18.8
DISH Network Corp.	(2,544)	(96,392)	88.2

		(116,928)
Metals & Mining
Nucor Corp.	(789)	(48,200)	44.1

Multi-Utilities
CMS Energy Corp.	(958)	(43,388)	39.7
Sempra Energy	(866)	(96,316)	88.1

		(139,704)
Multiline Retail
Nordstrom, Inc.	(1,935)	(93,673)	85.7

Oil, Gas & Consumable Fuels
Andeavor	(751)	(75,521)	69.1
Canadian Natural Resources, Ltd.	(2,756)	(86,731)	79.4
Chesapeake Energy Corp.	(31,528)	(95,215)	87.1
Enbridge, Inc.	(3,034)	(95,480)	87.4
Encana Corp.	(3,672)	(40,392)	37.0
Exxon Mobil Corp.	(1,266)	(94,456)	86.4
Hess Corp.	(2,052)	(103,872)	95.0
Newfield Exploration Co.	(3,782)	(92,356)	84.5
Suncor Energy, Inc.	(2,836)	(97,955)	89.6
Weatherford International PLC	(9,381)	(21,483)	19.7

		(803,461)
Pharmaceuticals
Eli Lilly & Co.	(735)	(56,867)	52.0

Real Estate Investment Trusts (REITs)
Avalonbay Communities, Inc.	(601)	(98,841)	90.4
HCP, Inc.	(4,119)	(95,684)	87.6

28

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

	Shares	Value	% of Basket Value
Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp.	(2,178)	$(31,363)	28.7%
Simon Property Group, Inc.	(460)	(71,001)	65.0
Uniti Group, Inc.	(5,888)	(95,680)	87.5

		(392,569)
Real Estate Management & Development
Realogy Holdings Corp.	(3,579)	(97,635)	89.3

Road & Rail
Avis Budget Group, Inc.	(2,028)	(94,992)	86.9
CSX Corp.	(1,644)	(91,587)	83.8

		(186,579)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(8,770)	(88,139)	80.7
Texas Instruments, Inc.	(905)	(94,020)	86.0

		(182,159)
Software
CA, Inc.	(2,802)	(94,988)	86.9
Oracle Corp.	(1,868)	(85,461)	78.2

		(180,449)
Specialty Retail
Best Buy Co., Inc.	(1,383)	(96,796)	88.6
Gap, Inc.	(1,530)	(47,736)	43.7
L Brands, Inc.	(2,425)	(92,660)	84.8
TJX Cos., Inc.	(929)	(75,769)	69.3

		(312,961)
Textiles, Apparel & Luxury Goods
VF Corp.	(329)	(24,386)	22.3

Thrifts & Mortgage Finance
MGIC Investment Corp.	(3,618)	(47,034)	43.0

Tobacco
Altria Group, Inc.	(1,571)	(97,905)	89.6
Philip Morris International, Inc.	(943)	(93,734)	85.8

		(191,639)
Wireless Telecommunication Services
Rogers Communications, Inc.	(683)	(30,517)	27.9
Sprint Corp.	(18,267)	(89,143)	81.6

		(119,660)

Total Reference Entity — Short		(7,979,490)

Net Value of Reference Entity — Bank of America N.A.		$(109,291)

29

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

30

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Alternative Capital Strategies Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,603,864	$—	$—	$2,603,864
Asset-Backed Securities	—	5,578,915	44,702	5,623,617
Corporate Bonds	—	12,669,866	—	12,669,866
U.S. Government Sponsored Agency Securities	—	11,933,631	—	11,933,631
Short-Term Securities	2,083,742	—	—	2,083,742
Liabilities:
Investments:
TBA Sale Commitments	—	(316,868)	—	(316,868)

	$4,687,606	$29,865,544	$44,702	$34,597,852

Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$26,039	$11,886	$—	$37,925
Equity contracts	—	249,392	—	249,392
Liabilities:
Credit contracts	—	(16,443)	—	(16,443)
Equity contracts	—	(108,730)	—	(108,730)
Interest rate contracts	(38,315)	(6,696)	—	(45,011)

	$(12,276)	$129,409	$—	$117,133

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between levels.

31

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Equity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies — 3.1%
iShares MSCI South Korea ETF(c)	11,258	$849,416

Total Investment Companies — 3.1% (Cost — $841,606)		849,416

Common Stocks — 92.0%

Austria — 2.6%
Erste Group Bank AG(a)	14,129	710,311

Brazil — 5.2%
BB Seguridade Participacoes SA	44,893	398,013
BR Malls Participacoes SA	141,155	498,101
Cia. Hering	83,024	519,049

		1,415,163
China — 18.2%
Bank of China Ltd., Class H	794,000	433,730
China Mobile Ltd.	128,500	1,177,753
China Petroleum & Chemical Corp. — ADR	1,072	94,850
China Petroleum & Chemical Corp., Class H	348,000	308,705
China Resources Power Holdings Co. Ltd.	364,000	667,373
Huaneng Power International, Inc. — ADR	24,077	646,467
Industrial & Commercial Bank of China Ltd., Class H	821,000	715,490
Skyworth Digital Holdings Ltd.	1,155,369	523,270
ZTO Express Cayman, Inc. — ADR	23,718	355,533

		4,923,171
Greece — 1.6%
Alpha Bank AE(a)	95,130	203,175
National Bank of Greece SA(a)	668,137	216,175

		419,350
Hong Kong — 5.4%
Cathay Pacific Airways Ltd.(a)	368,000	637,130
Crystal International Group Ltd.(a)(b)	408,528	414,523
Guotai Junan International Holdings, Ltd.	1,414,000	412,260

		1,463,913
Hungary — 1.8%
Richter Gedeon Nyrt	23,475	490,570

India — 6.2%
Larsen & Toubro Ltd. — GDR	30,004	604,526
Reliance Industries Ltd. — GDR(b)	17,566	477,728

Security	Shares	Value
India (continued)
State Bank of India — GDR	15,141	$584,442

		1,666,696
Indonesia — 5.4%
Astra International Tbk PT	1,576,000	838,123
Semen Indonesia Persero Tbk PT	817,300	616,399

		1,454,522
Qatar — 1.4%
Qatar National Bank SAQ	10,716	383,904

Russia — 4.4%
Gazprom PJSC — ADR	74,819	364,828
Rosneft Oil Co. PJSC — GDR	61,264	336,516
VTB Bank PJSC	544,858,630	487,741

		1,189,085
South Africa — 5.9%
AngloGold Ashanti Ltd.— ADR	2,933	27,834
FirstRand Ltd.	50,991	288,138
Sasol Ltd.	19,875	678,058
Shoprite Holdings Ltd.	28,535	609,189

		1,603,219
South Korea — 12.1%
GSretail Co. Ltd.	12,509	361,947
Hyundai Motor Co.	3,718	501,954
Pan Ocean Co. Ltd.(a)	162,189	810,628
Samsung Electronics Co. Ltd.	250	584,119
Shinhan Financial Group Co. Ltd.	20,872	890,384
Shinhan Financial Group Co. Ltd. — ADR	3,289	139,454

		3,288,486
Taiwan — 6.6%
Land Mark Optoelectronics Corp.	27,000	355,511
MediaTek, Inc.	72,000	828,449
Nanya Technology Corp.	188,000	602,369

		1,786,329
Thailand — 7.1%
Indorama Ventures PCL — NVDR	430,600	784,419
Land & Houses PCL	3,395,010	1,151,513

		1,935,932
Turkey — 2.9%
Arcelik AS	118,118	537,029
Eldorado Gold Corp.(a)	301,515	252,755

		789,784

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Equity Strategies Fund

Security	Shares	Value
United Arab Emirates — 4.9%
Air Arabia PJSC	1,227,422	$380,953
Emaar Properties PJSC	603,465	952,913

		1,333,866
United Kingdom — 0.3%
Old Mutual PLC	25,227	85,996

Total Common Stocks — 92.0% (Cost — $23,225,331)		24,940,297

Security	Shares	Value
Preferred Stock

Brazil — 0.4%
Lojas Americanas SA, Preference Shares, 0.00%	17,757	$101,332

Total Preferred Stocks — 0.4% (Cost — $91,740)		101,332

Total Investments — 95.5% (Cost — $24,158,677)		25,891,045
Other Assets Less Liabilities — 4.5%		1,217,218

Net Assets — 100.0%		$27,108,263

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/17	Shares Purchased	Shares Sold		Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,283,441	—	(3,283,441	)(b)	—	$—	$8,684	$—	$—
iShares MSCI South Korea ETF	—	28,066	(16,808)		11,258	849,416	—	10,370	7,810

						$849,416	$8,684	$10,370	$7,810

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.

Portfolio Abbreviations

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Equity Strategies Fund

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short:	Credit Suisse International	04/09/18	$1,407,440	$(12,552	)(b)	$1,528,254	31.7%
	Deutsche Bank AG	04/17/18	(1,014,353)	68,445	(c)	(1,013,078)	10.4
	HSBC Bank PLC	04/09/18	(959,894)	198,195	(d)	(747,401)	22.7

			$(566,807)	$254,088		$(232,225)

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20 – 373 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD 1 Day LIBOR; 1 Month LIBOR

(b)	Amount includes $(133,366) of net dividends and financing fees.
(c)	Amount includes $67,170 of net dividends and financing fees.
(d)	Amount includes $(14,298) of net dividends and financing fees.

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Equity Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Credit Suisse International as of March 31, 2018 expiration dates 04/09/18:

	Shares	Value	% of Basket Value
Reference Entity — Long

Brazil
MRV Engenharia e Participacoes SA	123,838	$609,540	39.9%

China
CNOOC Ltd.—ADR	4,037	596,951	39.1
SJM Holdings Ltd.	727,000	636,920	41.7

		1,233,871
Greece
Alpha Bank AE	136,389	291,295	19.1

India
Axis Bank Ltd.	13,676	542,937	35.5

Mexico
Alepek S.A.B. de CV	302,113	419,768	27.5
Cemex S.A.B. de CV	60,144	398,153	26.1

		817,921
Qatar
Industries Qatar QSC	16,611	480,538	31.4

South Africa
AngloGold Ashanti Ltd.	49,548	477,957	31.3

South Korea
SK Holdings Co. Ltd.	1,894	534,184	35.0

Total Reference Entity — Long		4,988,243

	Shares	Value	% of Basket Value
Reference Entity — Short

Brazil
VALE SA	(41,033)	$(521,940)	(34.2)%

China
AIA Group Ltd.	(77,000)	(658,248)	(43.1)
China Molybdenum Co. Ltd.	(717,000)	(549,484)	(36.0)

		(1,207,732)
Hong Kong
Galaxy Entertainment Group.	(55,000)	(504,828)	(33.0)

Philippines
BDO Unibank, Inc.	(66,701)	(178,860)	(11.7)

South Korea
Celltrion Inc.	(1,469)	(439,446)	(28.8)

Turkey
Akbank TAS	(249,712)	(607,183)	(39.8)

Total Reference Entity — Short		(3,459,989)

Net Value of Reference Entity — Credit Suisse International		$1,528,254

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Equity Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank AG as of March 31, 2018 expiration dates 04/17/18:

	Shares	Value	% of Basket Value
Reference Entity—Long

China
Huadian Power International Corp. Ltd., Class H	1,196,000	$462,276	(45.6)%
United Kingdom
Old Mutual PLC	133,069	447,763	(44.2)

Total Reference Entity — Long		910,039

Reference Entity — Short

Brazil
PagSeguro Digital	(10,903)	(417,803)	41.2

France
LVMH Moet Hennessy Louis Vuitton SE	(1,909)	(588,302)	58.1

Philippines
Ayala Land Inc.	(240,200)	(190,080)	18.8
BDO Unibank, Inc.	(40,860)	(109,567)	10.8

		(299,647)
Thailand
Airports of Thailand PCL	(292,500)	(617,365)	60.9

Total Reference Entity — Short		(1,923,117)

Net Value of Reference Entity — Deutsche Bank AG		$(1,013,078)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of March 31, 2018 expiration dates 04/09/18:

	Shares	Value	% of Basket Value
Reference Entity—Long

Brazil
BRF S.A.	54,601	$377,838	(50.6)%

China
Bank of China Ltd.	823,000	449,571	(60.2)

Malaysia
Sapura Energy	3,990,500	527,964	(70.6)

Russia
Gazprom PAO	39,513	192,671	(25.8)

South Korea
Samsung Engineering Co. Ltd.	31,184	547,669	(73.3)
Shinhan Financial Group Co. Ltd..	1,959	83,569	(11.2)

		601,238
Taiwan
Merry Electronics Co. Ltd.	87,000	508,045	(68.0)

Total Reference Entity — Long		2,687,327

Reference Entity — Short

Hungary
OTP Bank PLC	(9,884)	(444,107)	59.6

Philippines
Ayala Land Inc.	(283,600)	(224,424)	30.0
BDO Unibank, Inc.	(115,510)	(309,742)	41.4

		(534,166)
South Korea
NCsoft Corp	(1,138)	(440,383)	58.9

Turkey
Bim Birlesik Magazalar	(10,185)	(184,728)	24.7
Turkiye Vakiflar Bankasi TAO	(410,073)	(679,046)	90.9
Yapi Ve Kredi Bankasi	(428,354)	(484,926)	64.9

		(1,348,700)
United Kingdom
Prudential PLC	(26,707)	(667,372)	89.3

Total Reference Entity — Short		(3,398,151)

Net Value of Reference Entity — HSBC Bank PLC		$(747,401)

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Equity Strategies Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Equity Strategies Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Investment Companies	$849,416	$—	$—	$849,416
Common Stocks:
Austria	—	710,311	—	710,311
Brazil	1,415,163	—	—	1,415,163
China	1,096,850	3,826,321	—	4,923,171
Greece	—	419,350	—	419,350
Hong Kong	—	1,463,913	—	1,463,913
Hungary	—	490,570	—	490,570
India	584,442	1,082,254	—	1,666,696
Indonesia	—	1,454,522	—	1,454,522
Qatar	—	383,904	—	383,904
Russia	—	1,189,085	—	1,189,085
South Africa	27,834	1,575,385	—	1,603,219
South Korea	139,454	3,149,032	—	3,288,486
Taiwan	—	1,786,329	—	1,786,329
Thailand	—	1,935,932	—	1,935,932
Turkey	252,755	537,029	—	789,784
United Arab Emirates	1,333,866	—	—	1,333,866
United Kingdom	—	85,996	—	85,996
Preferred Stock	101,332	—	—	101,332

	$5,801,112	$20,089,933	$—	$25,891,045

Derivative Financial Instruments(a)
Assets:
Equity contracts	$—	$266,640	$—	$266,640
Liabilities:
Equity contracts	—	(12,552)	—	(12,552)

	$—	$254,088	$—	$254,088

(a)	Derivative financial instruments are swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1	Transfers Out of Level 1	Transfers Into Level 2	Transfers Out of Level 2
Assets:
Investments:
Common Stocks	$586,571	$(4,950,058)	$4,950,058	$(586,571)

7

Schedule of Investments (unaudited) (continued) March 31, 2018	iShares Short-Term TIPS Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations — 98.0%
U.S. Treasury Inflation Protected Security:
0.13%, 04/15/18	$448	$448,926
0.13%, 04/15/19	591	590,563
1.88%, 07/15/19	102	104,781
1.38%, 01/15/20	195	199,049
0.13%, 04/15/20	575	572,600
1.25%, 07/15/20	253	260,203
1.13%, 01/15/21	293	299,718
0.13%, 04/15/21	423	419,623
0.63%, 07/15/21	382	386,250
0.13%, 01/15/22	362	358,200
0.13%, 04/15/22	377	371,591
0.13%, 07/15/22	410	405,506

Security	Par (000)	Value
U.S. Treasury Inflation Protected Security (continued):
0.13%, 01/15/23	$268	$263,990

Total Long-Term Investments — 98.0% (Cost — $4,733,743)		4,681,000

	Shares
Short-Term Securities — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%,(a)(b)	65,686	65,686

Total Short-Term Securities — 1.4% (Cost — $65,686)		65,686

Total Investments — 99.4% (Cost — $4,799,429)		4,746,686
Other Assets Less Liabilities — 0.6%		30,696

Net Assets — 100.0%		$4,777,382

(a)	Annualized 7-day yield as of period end.
(b)	During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	104,747	(39,061)	65,686	$65,686	$255	$—	$—

(a)	Includes net capital gain distributions, if applicable.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	iShares Short-Term TIPS Bond Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2018, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	$—	$4,681,000	$—	$4,681,000
Short-Term Securities	65,686	—	—	65,686

Total	$65,686	$4,681,000	$—	$4,746,686

During the period ended March 31, 2018, there were no transfers between levels.

2

Item 2 –   Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –   Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:  May 21, 2018